Note 21 - Financial liabilities at amortized cost (Details) - EUR (€)		Jun. 30, 2020	Dec. 31, 2019
Deposits
Deposits from cental banks		€ 46,667,000,000	€ 25,950,000,000
Deposits from credit institutions		32,356,000,000	28,751,000,000
Customer deposits		402,184,000,000	384,219,000,000
Debt certificates, at amortized cost		64,421,000,000	63,963,000,000
Other financial liabilities, at amortized cost		14,085,000,000	13,758,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST		559,713,000,000	516,641,000,000
Total
Deposits
Deposits from cental banks		46,667,000,000	25,950,000,000
Deposits from credit institutions		32,356,000,000	28,751,000,000
Customer deposits		402,184,000,000	384,219,000,000
CurrentAccount [Member]
Deposits
Deposits from cental banks		285,000,000	23,000,000
Deposits from credit institutions		9,553,000,000	7,161,000,000
Customer deposits	[1]	308,212,000,000	280,391,000,000
TermAccount [Member]
Deposits
Deposits from cental banks	[2]	41,040,000,000	25,101,000,000
Deposits from credit institutions		19,062,000,000	18,896,000,000
Customer deposits		93,671,000,000	103,293,000,000
TemporalAssetLease [Member]
Deposits
Deposits from cental banks		5,341,000,000	826,000,000
Deposits from credit institutions		3,742,000,000	2,693,000,000
Customer deposits		€ 301,000,000	€ 535,000,000

[1]	(**) The variation corresponds mainly to the increase in customer demand deposits in BBVA, S.A.
[2]	(*) The variation corresponds mainly to the increase in time deposits of BBVA, S.A. in the European Central Bank through the financing program TLTRO III .